Goodwill and Intangible Assets, Net (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

The components of intangible assets and accumulated amortization are as follows:

	As of March 31, 2022
	Weight Average
	Remaining
	Amortization	Gross Carrying	Accumulated	Net Carrying
	Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	2.7 years	$13,200	$(5,946)	$7,254
Customer relationships	6.8 years	7,410	(1,931)	5,479
Trade name	0.0 years	320	(320)	—
Launched IPR&D assets	4.5 years	960	—	960
Total finite-lived intangible assets		$21,890	$(8,197)	$13,693
Indefinite-lived intangible assets:
Trade name – website domain (forge.com)	Indefinite	2,202	—	2,202
Total indefinite-lived intangible assets		2,202	—	2,202
Total intangible assets		$24,092	$(8,197)	$15,895

	As of December 31, 2021
	Weight Average
	Remaining
	Amortization	Gross Carrying	Accumulated	Net Carrying
	Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.0 years	$13,200	$(5,250)	$7,950
Customer relationships	7.0 years	7,410	(1,696)	5,714
Trade name	0.0 years	320	(320)	—
Launched IPR&D assets	5.0 years	960	—	960
Total finite-lived intangible assets		$21,890	$(7,266)	$14,624
Indefinite-lived intangible assets:
Trade name – website domain (forge.com)	Indefinite	2,202	—	2,202
Total indefinite-lived intangible assets		2,202	—	2,202
Total intangible assets		$24,092	$(7,266)	$16,826

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The table below presents estimated future amortization expense for finite-lived intangible assets as of March 31, 2022:

Amount
Remainder of 2022	$2,952
2023	3,936
2024	3,483
2025	823
2026	770
Thereafter	1,729
Total	$13,693